Commitments - Other commitments and guarantees (Details) - GasLog LNG Services Ltd. $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2021 item	Jun. 30, 2021 item	Mar. 31, 2019 item	Dec. 31, 2015 item	Dec. 31, 2021 USD ($) item
Wartsila
Commitments
Number of existing maintenance agreements related to vessels				7
Number of additional maintenance agreements related to carriers		18
Samsung
Commitments
Number of vessels covered by agreement			19
Period of services to be provided (in years)			6 years
Number of vessels with ballast water management system installed					14
Hyundai
Commitments
Number of vessels covered by agreement	6
Period of services to be provided (in years)	5 years
Third Parties | Maximum
Commitments
Bank guarantee amount | $					$ 250
Greek Ministry Of Finance
Commitments
Bank guarantee amount | $					10
United Kingdom Mutual Steamship Assurance Association Limited
Commitments
Bank guarantee amount | $					$ 338